Note 18 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 7,910	$ 9,300	$ 17,206
Premises and equipment, net	1,988	1,730
Other assets	1,234	1,243
Total Assets	239,596	216,163
Liabilities and Stockholders’ Equity
Stockholders’ equity	22,185	20,790	19,036
Total Liabilities and Stockholders’ Equity	239,596	216,163
Parent Company [Member]
Assets
Cash and cash equivalents	211	206	$ 76
Investment in Quaint Oak Bank	20,552	19,201
Premises and equipment, net	1,423	1,322
Other assets	10	77
Total Assets	22,196	20,806
Liabilities and Stockholders’ Equity
Other liabilities	11	16
Stockholders’ equity	22,185	20,790
Total Liabilities and Stockholders’ Equity	$ 22,196	$ 20,806